American Fidelity  Assurance Company and American Fidelity Separate Account
B (File no. 811-08187) hereby incorporate by reference the semi-annual reports for the underlying funds named below for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").

          Filer/Entity:         Merrill Lynch Variable Series
                                Funds, Inc.
          File #:               811-03290
          CIK #:                0000355916
          Accession #:          0000950123-01-505940
          Date of Filing:       August 23, 2001

          Filer/Entity:         Mercury HW Variable Trust
          File #:               811-08163
          CIK #:                0001036593
          Accession #:          0000900092-01-500058
          Date of Filing:       August 27, 2001

          Filer/Entity:         The Dreyfus Socially Responsible
                                Growth Fund, Inc.
          File #:               811-07044
          CIK #:                0000890064
          Accession #:          0000890064-01-500009
          Date of Filing:       August 24, 2001

          Filer/Entity:         Dreyfus Variable Investment Fund,
                                Small Company Stock Portfolio
          File #:               811-05125
          CIK #:                0000813383
          Accession #:          0000813383-01-500013
          Date of Filing:       August 28, 2001

          Filer/Entity:         Dreyfus Variable Investment Fund, Growth
                                and Income Portfolio
          File #:               811-05125
          CIK #:                0000813383
          Accession #:          0000813383-01-500013
          Date of Filing:       August 28, 2001

          Filer/Entity:         Dreyfus Stock Index Fund
          File #:               811-05719
          CIK #:                0000846800
          Accession #:          0000846800-01-500006
          Date of Filing:       August 21, 2001

          Filer/Entity:         Dreyfus Variable Investment Fund,
                                International Value Portfolio
          File #:               811-05125
          CIK #:                0000813383
          Accession #:          0000813383-01-500013
          Date of Filing:       August 28, 2001

          Filer/Entity:         Dreyfus Variable Investment Fund,
                                Technology Growth
          File #:               811-08673
          CIK #:                0001056707
          Accession #:          0001056707-01-500007
          Date of Filing:       August 27, 2001

          Filer/Entity:         Neuberger Berman Advisers Management Trust,
                                AMT Growth Portfolio
          File #:               811-04255
          CIK #:                0000736913
          Accession #:          0001053949-01-500240
          Date of Filing:       August 22, 2001

          Filer/Entity:         Neuberger Berman Advisers Management Trust,
                                AMT Balanced Portfolio
          File #:               811-04255
          CIK #:                0000736913
          Accession #:          0001053949-01-500242
          Date of Filing:       August 22, 2001

          Filer/Entity:         American Century Variable Portfolios, Inc.
          File #:               811-05188
          CIK #:                0000814680
          Accession #:          0000814680-01-500007
          Date of Filing:       August 17, 2001

          Filer/Entity:         Federated Insurance Series Trust
          File #:               811-08042
          CIK #:                0000912577
          Accession #:          0001056288-01-500158
          Date of Filing:       August 23, 2001

          Filer/Entity:         American Fidelity Dual Strategy Fund, Inc.
          File #:               811-08873
          CIK #:                0001061130
          Accession #:          000909334-01-500079
          Date of Filing:       September 5, 2001

     These semi-annual reports are for the period ended June 30, 2001 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

     Any questions regarding this filing may be directed to Patricia H. Rigler at (405) 523-5483.